As filed with the Securities and Exchange Commission on March 5, 2020
File Nos. 333-22075 and 811-8061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	¬
Post-Effective Amendment No. 77	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Gary R. Young, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
¬	on (date) pursuant to paragraph (b)
¬	60 days after filing pursuant to paragraph (a) (1)
¬	on (date) pursuant to paragraph (a) (1)
¬	75 days after filing pursuant to paragraph (a) (2)
¬	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:

¬	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 77 to the Registration Statement of Diamond Hill Funds is being filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 76 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio on March 5, 2020.

DIAMOND HILL FUNDS

By:	/s/ Gary R. Young
Gary R. Young
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gary R. Young	President	March 5, 2020
Gary R. Young

/s/ Julie A. Roach	Treasurer	March 5, 2020
Julie A. Roach

Elizabeth P. Kessler*	Trustee	March 5, 2020
Elizabeth P. Kessler

D’Ray Moore Rice*	Trustee	March 5, 2020
D’Ray Moore Rice

Peter E. Sundman*	Trustee	March 5, 2020
Peter E. Sundman

Tamara L. Fagely*	Trustee	March 5, 2020
Tamara L. Fagely

Nancy M. Morris*	Trustee	March 5, 2020
Nancy M. Morris

John T. Kelly-Jones*	Trustee	March 5, 2020
John T. Kelly-Jones

*By:	/s/ Gary R. Young
Gary R. Young
Executed by Gary R. Young
on behalf of those indicated pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase